Condensed Consolidated Balance Sheet (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 52,399	$ 17,168
Cash-restricted	5,457	5,494
Insurance subsidiary investments	61,519	76,753
Accounts receivable less allowance for loss of $15,791-June 30, 2011 and $13,584-December 31, 2010	944,742	631,877
Inventories	30,762	24,327
Deferred tax assets	29,705	13,439
Income taxes	15,770	42,118
Other	35,266	24,862
Current assets, total	1,175,620	836,038
Property and equipment	1,939,698	1,754,170
Accumulated depreciation	(907,710)	(857,623)
Property, plant and equipment, net, total	1,031,988	896,547
Goodwill	1,097,997	242,420
Intangible assets less accumulated amortization of $6,104-June 30, 2011 and $3,731-December 31, 2010	499,920	92,883
Assets held for sale	7,073	7,167
Insurance subsidiary investments	110,633	101,210
Deferred tax assets		88,816
Other	133,365	72,334
Total assets	4,056,596	2,337,415
LIABILITIES AND EQUITY
Accounts payable	217,034	174,495
Salaries, wages and other compensation	401,014	291,116
Due to third party payors	40,293	27,115
Professional liability risks	40,583	41,555
Other accrued liabilities	119,270	87,012
Long-term debt due within one year	10,435	91
Current liabilities, total	828,629	621,384
Long-term debt	1,433,257	365,556
Professional liability risks	227,986	207,669
Deferred tax liabilities	36,670
Deferred credits and other liabilities	127,304	111,047
Noncontrolling interests-redeemable	23,841
Commitments and contingencies
Stockholders' equity:
Common stock, $0.25 par value; authorized 175,000 shares; issued 52,116 shares-June 30, 2011 and 39,495 shares-December 31, 2010	13,029	9,874
Capital in excess of par value	1,132,748	828,593
Accumulated other comprehensive income	317	135
Retained earnings	209,218	193,157
Stockholders' equity	1,355,312	1,031,759
Noncontrolling interests-nonredeemable	23,597
Total equity	1,378,909	1,031,759
Total liabilities and equity	$ 4,056,596	$ 2,337,415